BASIS OF PRESENTATION AND MATERIAL ACCOUNTING POLICIES	12 Months Ended
Aug. 31, 2025
Disclosure of basis of presentation and significant accounting policies [Abstract]
BASIS OF PRESENTATION AND MATERIAL ACCOUNTING POLICIES [Text Block]

2. BASIS OF PRESENTATION AND MATERIAL ACCOUNTING POLICIES

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board ("IFRS Accounting Standards").

Material Accounting Policies

The material accounting policies applied in the preparation of these consolidated financial statements are set out below.  The Company has consistently applied the accounting policies used in the preparation of its IFRS financial statements throughout all years presented.

a. Consolidation

The consolidated financial statements include assets, liabilities, equity, income and expenses of the Company and its subsidiaries, using uniform accounting policies. Control exists when the Company has (i) power over the investee, (ii) exposure, or rights, to variable returns from its involvement with the investee, and (iii) the ability to use its power to affect its returns.

Non-controlling interests in the net assets of consolidated subsidiaries are identified separately from the Company's equity.

Subsidiaries are all entities over which the Company has control. Subsidiaries are fully consolidated from the date on which control is transferred to the Group.  They are de-consolidated from the date that control ceases.

Inter-company transactions, balances and unrealized gains on transactions between group companies are eliminated on consolidation.

b. Translation of foreign currencies

Functional currency

Items included in the financial statements of the Company and each of the Company's subsidiaries and equity accounted investees are measured using the currency of the primary economic environment in which the entity operates (the functional currency) as follows:

Platinum Group Metals Ltd. Canadian Dollars ("CAD")

Lion Battery Technologies Inc. United States Dollars ("USD")

Platinum Group Metals (RSA) (Pty) Ltd.  South African Rand ("Rand")

Mnombo Wethu Consultants (Pty) Limited South African Rand

Waterberg JV Resources (Pty) Ltd South African Rand

Presentation Currency

The Company's presentation currency is the USD.

Foreign Exchange Rates Used

The following exchange rates were used when preparing these consolidated financial statements:

Rand/USD

Year-end rate: 17.6678 (2024 R17.7676)

Year average rate: 18.0956 (2024 R18.6496)

CAD/USD

Year-end rate: 1.3742 (2024 C$1.3491)

Year average rate: 1.3963 (2024 C$1.3608)

Transactions and balances

Foreign currency transactions are translated into the relevant entity's functional currency using the exchange rates prevailing at the date of the transaction. Foreign currency gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the income statement.

Subsidiaries

The results and financial position of subsidiaries that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

  assets and liabilities are translated at the closing rate at the reporting date;
  income and expenses are translated at average exchange rates for the year; and
  all resulting exchange differences are recognized in other comprehensive income as cumulative translation adjustments.

c. Joint Arrangements

The Company treats its investment in Lion as a joint venture.  A joint venture is a joint arrangement whereby the parties that have joint control have rights to the net assets.  Joint ventures are accounted for using the equity method of accounting.

d. Change in ownership interests

The Company treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners.  A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interest in the subsidiary.  Any difference between the amount of the adjustment to non-controlling interests and any consideration received is recognized in a separate line in deficit.

e. Short term investments

Short term investments consist of guaranteed investment certificates with maturity dates greater than 90 days when purchased.

f. Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses. The cost of an item of property, plant and equipment includes the purchase price or construction cost, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use, an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located, and for qualifying assets, the associated borrowing costs.

Where an item of property, plant and equipment is comprised of major components with different useful lives, the components are accounted for as separate items of property, plant, and equipment.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal, retirement or scrapping of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

Capital assets are recorded at cost and are depreciated on a straight-line basis over the following periods:

Leasehold Improvements	3-5 years
Computer Equipment and software	3-5 years
Furniture and Fixtures	5-10 years
Office Lease	5 year lease term
Buildings	10-20 years
IT Equipment	3 years

g. Exploration and Evaluation Assets & Mineral Properties

i) Exploration and Evaluation Assets

Exploration expenditures are the costs incurred in the initial search for mineral deposits with economic potential or in the process of obtaining more information about existing mineral deposits. Exploration expenditures typically include costs associated with acquiring the rights to explore, prospecting, sampling, mapping, diamond drilling and other work involved in searching for Mineral Resources, as defined by National Instrument 43-101 - Standards of Disclosure for Mineral Projects ("NI 43-101").

Evaluation expenditures are costs incurred to establish the feasibility and commercial viability of developing mineral deposits identified through exploration activities or by acquisition. Evaluation expenditures include the cost of: (i) further defining the volume and grade of deposits through drilling of core samples, trenching and sampling activities in an ore body; (ii) determining the optimal methods of extraction and metallurgical and treatment processes; (iii) studies related to surveying, transportation and infrastructure requirements; (iv) permitting activities; and (v) economic evaluations to determine whether development of mineralized material is commercially justified including preliminary economic assessments, pre-feasibility and final feasibility studies. Exploration and evaluation expenditures are capitalized until it has been determined that a property is technically feasible and commercially viable.  Before reclassification to mineral properties (see below) an impairment test is conducted on the capitalized costs.

(ii) Mineral properties

After the impairment test, the carrying value of the exploration and evaluation asset is reclassified as a mineral property. All costs, including pre-operating costs are capitalized until the point that the mineral property is capable of operating as intended. This is determined by: (i) completion of operational commissioning of major mine and plant components; (ii) operating results being achieved consistently for a period of time; (iii) indicators that these operating results will be continued; and (iv) other factors being present, including one or more of the following: a significant portion of the plant/mill capacity being achieved; a significant portion of available funding being directed towards operating activities; a predetermined, reasonable period of time being passed; or significant milestones for the development of the mineral property being achieved.

Once the mineral property is capable of operating as intended, further operating costs, including depreciation, depletion and amortization, are included within inventory as incurred.

ii) Impairment

Property, plant and equipment and mineral properties are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

The Company conducts internal reviews of asset values which are used to assess for any indications of impairment. Internal and external factors such as significant changes in the use of the asset, commodity prices, foreign exchange rates, mineral reserve and resource quantities, discount rates and the Company's market capitalization are used by management in determining whether there are any indicators.

If any such indication exists an estimate of the recoverable amount is undertaken, being the higher of an asset's fair value less costs to sell and its value in use. If the asset's carrying amount exceeds its recoverable amount, then an impairment loss is recognized.

Fair value is determined as the amount that would be obtained from the sale of the asset in an arm's length transaction between knowledgeable and willing parties. Fair value of mineral assets is generally determined as the present value of the estimated future cash flows expected to arise from the use of the asset, including any expansion prospects.

Value in use is determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset in its present form and from its ultimate disposal.

iii) Asset retirement obligations

Provisions for asset retirement obligations are made in respect of the estimated future costs of closure and restoration and for environmental rehabilitation costs (which include the dismantling and demolition of infrastructure, removal of residual materials and remediation of disturbed areas) in the accounting period when the related disturbance occurs.  The provision is discontinued using a risk-free pre-tax rate, and the unwinding of the discount is included in finance costs.  At the time of establishing the provision, a corresponding asset is capitalized and is depreciated over the future life of the asset to which it relates.  The provision is adjusted on an annual basis for changes in cost estimates, discount rates and inflation.

iv) Trade payables

Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers.  Accounts payable are classified as current liabilities if payment is due within one year or less.  If not, they are presented as non-current liabilities.

v) Leases

The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low-value assets. The lease payments associated with these leases are charged directly to the statement of operations and comprehensive income on a straight line basis over the lease term.

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company then assesses (i) whether the contract involves the use of an identified asset, (ii) whether it has the right to obtain substantially all of the economic benefits from use of the asset during the term of the arrangement and (iii) if it has the right to direct the use of the asset. At inception or on reassessment of a contract that contains a lease component, the consideration in the contract is allocated to each lease component proportionally based on their relative standalone prices.  The lease payments are discounted using the interest rate implicit in the lease.  If that rate cannot be readily determined, the lessee's incremental borrowing rate is used, being the rate that the individual lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions.

As a lessee, the Company recognizes a right-of-use asset, which is included in Property Equipment and Other, and a right-of-use lease liability at the commencement date of a lease. The right-of-use asset is initially measured at cost, which is comprised of the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date.

The right-of-use asset is subsequently depreciated from the commencement date to the earlier of the end of the lease term, or the end of the useful life of the asset. In addition, the right-of-use asset may be reduced due to impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

vi) Share Capital

Common shares are classified as equity.  Incremental costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity, net of any tax effect.

vii) Share-based payment transactions

Stock options

Stock options are settled in equity.  The fair values for stock-based awards have been estimated using the Black-Scholes model and recorded as compensation cost over the period of vesting.  The compensation cost related to stock options granted is expensed or capitalized to mineral properties, as applicable.  Cash received on exercise of stock options is credited to share capital and the related amount previously recognized in contributed surplus is reclassified to share capital.

Restricted share units

Restricted share units ("RSUs") represent an entitlement to one common share of the Company, upon vesting. RSUs provide the option of being settled in cash upon election by the Board of Directors. The fair value of RSUs granted is recognized as an expense over the vesting period and is measured at the time of grant.

Deferred share units

Deferred share units ("DSUs") are measured at fair value on grant date based on the market price of the Company's shares on the grant date.  DSUs are settled in cash based on the market price of the Company's shares on the entitlement date (which is when the respective director ceases to be a director of the Company).  The expense for DSUs is recognized over the vesting period and the DSUs are classified as a liability.  DSU liabilities are adjusted at each financial position reporting date for changes in fair value. Fully vested DSUs are revalued based on the market price of the Company's shares on the final day of the respective reporting period with changes in fair value being recognized in share-based compensation expenses.

viii) Income taxes

Income tax expense represents the sum of the tax currently payable and deferred tax.

Current tax

Current tax expense is based on taxable profit for the year. Taxable profit differs from 'profit before tax' as reported in the consolidated statement of loss and other comprehensive loss because of items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Company's current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax

Deferred tax is recognised on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognised for all taxable temporary differences.  Deferred tax assets are generally recognised for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilised. Such deferred tax assets and liabilities are not recognised if the temporary difference arises from the initial recognition (other than in a business combination) of assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax liabilities and assets are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realised, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

ix) Loss per common share

Basic loss per common share is calculated using the weighted average number of common shares outstanding.  The Company uses the treasury stock method for the calculation of diluted earnings per share.  Diluted per share amounts reflect the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted to common shares. In periods when a loss is incurred, the effect of the potential issuances of shares is anti-dilutive, and accordingly basic and diluted loss per share are the same.

x) Financial instruments

Classification

The Company classifies its financial instruments in the following categories: at fair value through profit and loss, at fair value through other comprehensive income (loss), or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company's business model for managing the financial assets and the debt's contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or if the Company has opted to measure them at FVTPL.

Measurement

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment.  Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the consolidated statements of comprehensive loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in the consolidated statements of comprehensive loss in the period in which they arise.

Derecognition of Financial assets

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are generally recognized in the consolidated statements of comprehensive loss.

xi) Accounting Standards

New Accounting Standards

Amendments - IAS 1 Presentation of Financial Statements

In October 2022, the IASB issued the amendment to IAS 1 -  Presentation of Financial Statements - "Non-current liabilities with covenants."  The amendment affects on the presentation of liabilities as current or non-current, rather than the amounts or timing of recognition of assets, liabilities or expenses.  The adoption of this amendment did not have a material impact on the Company's financial statements.

Accounting standards issued but not yet effective

Amendment to IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments

Together, these two amendments clarify the requirements for the timing of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system. They also clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion and adds new disclosures for certain instruments with contractual terms that can change cash flows.

IFRS 18 - Presentation and Disclosure in Financial Statements

IFRS 18 is effective for reporting periods beginning on or after 1 January 2027.  The new standard introduces a specified structure for the income statement by requiring income and expenses to be presented into the three defined categories of operating, investing, and financing, and by specifying certain defined totals and subtotals.  IFRS 18 requires companies to disclose explanations around these measures, which are referred to as management-defined performance measures.  Further, IFRS 18 also provides additional guidance on principals of aggregation and disaggregation which apply to the primary financial statements and notes.  IFRS 18 is effective for reporting periods beginning on or after January 1, 2027 (fiscal 2028 for PTM), including for interim financial statements, with retrospective application required and early adoption is permitted.  The Company is currently assessing the impact that IFRS 18 will have on its financial statements when adopted.